American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
December 31, 2020

Small Cap Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.8%
Banks — 20.1%
Ameris Bancorp	885,000	33,691,950
BankUnited, Inc.	1,606,275	55,866,244
CrossFirst Bankshares, Inc.(1)	97,286	1,045,825
First Hawaiian, Inc.	425,000	10,021,500
Hilltop Holdings, Inc.	780,000	21,457,800
Home BancShares, Inc.	3,275,000	63,797,001
Independent Bank Group, Inc.	730,000	45,639,600
Old National Bancorp	1,635,000	27,075,600
Origin Bancorp, Inc.	890,000	24,715,300
Pacific Premier Bancorp, Inc.	1,220,000	38,222,600
QCR Holdings, Inc.	145,000	5,740,550
Renasant Corp.	485,000	16,334,800
Signature Bank	490,000	66,292,100
South State Corp.	295,000	21,328,500
Towne Bank	945,000	22,188,600
UMB Financial Corp.	885,000	61,056,150
Valley National Bancorp	6,010,000	58,597,500
		573,071,620
Building Products†
DIRTT Environmental Solutions(1)	393,696	972,429
Capital Markets — 1.5%
Donnelley Financial Solutions, Inc.(1)(2)	2,515,000	42,679,550
Chemicals — 1.3%
Minerals Technologies, Inc.	605,000	37,582,600
Commercial Services and Supplies — 7.6%
Brink's Co. (The)	835,000	60,120,000
CECO Environmental Corp.(1)	1,580,000	10,996,800
Charah Solutions, Inc.(1)(2)(3)	2,296,625	6,591,314
Deluxe Corp.	1,485,000	43,362,000
Healthcare Services Group, Inc.	975,000	27,397,500
IBEX Holdings Ltd.(1)	591,011	11,051,906
KAR Auction Services, Inc.	2,305,000	42,896,050
UniFirst Corp.	65,000	13,759,850
		216,175,420
Construction and Engineering — 1.7%
Arcosa, Inc.	200,000	10,986,000
Dycom Industries, Inc.(1)	335,000	25,299,200
NV5 Global, Inc.(1)	165,000	12,998,700
		49,283,900
Construction Materials — 0.6%
Tecnoglass, Inc.(2)	2,505,078	17,310,089
Containers and Packaging — 3.9%
Graphic Packaging Holding Co.	4,260,000	72,164,400
Pactiv Evergreen, Inc.(1)	2,185,000	39,635,900
		111,800,300
Diversified Financial Services — 2.4%
Compass Diversified Holdings(2)	3,543,367	68,918,488
Electronic Equipment, Instruments and Components — 7.5%
Avnet, Inc.	1,785,000	62,671,350

Belden, Inc.	954,844	40,007,964
Coherent, Inc.(1)	375,000	56,257,500
II-VI, Inc.(1)	705,000	53,551,800
		212,488,614
Energy Equipment and Services — 1.4%
ChampionX Corp.(1)	2,450,000	37,485,000
NCS Multistage Holdings, Inc.(1)	90,235	2,031,190
		39,516,190
Equity Real Estate Investment Trusts (REITs) — 8.2%
Brandywine Realty Trust	3,380,000	40,255,800
Cousins Properties, Inc.	1,065,000	35,677,500
Four Corners Property Trust, Inc.	785,000	23,369,450
Highwoods Properties, Inc.	420,000	16,644,600
Kite Realty Group Trust	2,355,000	35,230,800
Lexington Realty Trust	1,690,000	17,947,800
National Health Investors, Inc.	180,000	12,450,600
Physicians Realty Trust	785,000	13,973,000
Sabra Health Care REIT, Inc.	397,710	6,908,223
Summit Hotel Properties, Inc.	1,040,000	9,370,400
Weingarten Realty Investors	1,060,000	22,970,200
		234,798,373
Health Care Providers and Services — 2.2%
Magellan Health, Inc.(1)	105,000	8,698,200
MEDNAX, Inc.(1)	693,893	17,028,134
National HealthCare Corp.	170,000	11,289,700
Premier, Inc., Class A	690,000	24,219,000
		61,235,034
Hotels, Restaurants and Leisure — 2.4%
Accel Entertainment, Inc.(1)	2,390,000	24,139,000
BJ's Restaurants, Inc.(1)	395,000	15,203,550
Red Robin Gourmet Burgers, Inc.(1)(2)	1,515,000	29,133,450
		68,476,000
Household Durables — 1.9%
Mohawk Industries, Inc.(1)	170,000	23,961,500
Skyline Champion Corp.(1)	940,000	29,083,600
		53,045,100
Household Products — 3.0%
Spectrum Brands Holdings, Inc.	1,070,000	84,508,600
Insurance — 3.8%
Axis Capital Holdings Ltd.	1,410,000	71,049,900
James River Group Holdings Ltd.	305,000	14,990,750
ProAssurance Corp.	350,000	6,226,500
ProSight Global, Inc.(1)	1,300,000	16,679,000
		108,946,150
IT Services — 2.5%
Cardtronics plc, Class A(1)	530,000	18,709,000
Cass Information Systems, Inc.	255,000	9,922,050
EVERTEC, Inc.	1,080,000	42,465,600
		71,096,650
Leisure Products — 2.1%
Brunswick Corp.	390,000	29,733,600
Malibu Boats, Inc., Class A(1)	485,000	30,283,400
		60,017,000
Machinery — 4.6%
Albany International Corp., Class A	330,000	24,228,600

Colfax Corp.(1)	625,000	23,900,000
EnPro Industries, Inc.	260,000	19,635,200
Graham Corp.(2)	710,000	10,777,800
Hurco Cos., Inc.	265,000	7,950,000
Luxfer Holdings plc	920,000	15,106,400
Timken Co. (The)	370,000	28,623,200
		130,221,200
Media — 0.9%
Entravision Communications Corp., Class A(2)	7,680,000	21,120,000
Townsquare Media, Inc., Class A	717,340	4,777,484
		25,897,484
Oil, Gas and Consumable Fuels — 1.0%
Earthstone Energy, Inc., Class A(1)	652,483	3,477,734
Enviva Partners LP	565,000	25,662,300
		29,140,034
Personal Products — 1.6%
Edgewell Personal Care Co.	1,335,000	46,164,300
Professional Services — 2.1%
Barrett Business Services, Inc.	316,439	21,584,304
Korn Ferry	885,000	38,497,500
		60,081,804
Semiconductors and Semiconductor Equipment — 1.8%
Advanced Energy Industries, Inc.(1)	178,602	17,319,036
Kulicke & Soffa Industries, Inc.	875,278	27,842,593
MKS Instruments, Inc.	40,000	6,018,000
		51,179,629
Software — 3.5%
CDK Global, Inc.	475,000	24,619,250
Sapiens International Corp. NV	375,000	11,478,750
Teradata Corp.(1)	2,795,000	62,803,650
		98,901,650
Specialty Retail — 4.2%
MarineMax, Inc.(1)	825,000	28,899,750
OneWater Marine, Inc., Class A(1)(2)	1,070,000	31,126,300
Penske Automotive Group, Inc.	1,020,000	60,577,800
		120,603,850
Textiles, Apparel and Luxury Goods — 1.5%
Tapestry, Inc.	1,360,000	42,268,800
Thrifts and Mortgage Finance — 0.1%
Premier Financial Corp.	140,514	3,231,822
Trading Companies and Distributors — 2.4%
DXP Enterprises, Inc.(1)(2)	1,010,000	22,452,300
Foundation Building Materials, Inc.(1)	295,000	5,666,950
GMS, Inc.(1)	1,305,000	39,776,400
		67,895,650
TOTAL COMMON STOCKS (Cost $2,225,173,451)		2,787,508,330
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $29,440,401), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $28,840,064)		28,839,872
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $36,778,191), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $36,057,240)		36,057,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	28,741	28,741
TOTAL TEMPORARY CASH INVESTMENTS (Cost $64,925,613)		64,925,613
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4)†
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $71,400)	71,400	71,400
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $2,290,170,464)		2,852,505,343
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,507,508)
TOTAL NET ASSETS — 100.0%		$2,849,997,835

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $68,306. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $71,400.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,787,508,330	—	—
Temporary Cash Investments	28,741	64,896,872	—
Temporary Cash Investments - Securities Lending Collateral	71,400	—	—
	2,787,608,471	64,896,872	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended December 31, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)(2)	$3,503	$636	—	$2,452	$6,591	2,297	—	—
Compass Diversified Holdings	34,185	22,773	$7,520	19,480	68,918	3,543	$(1,570)	$3,306
DXP Enterprises, Inc.(1)	3,249	12,223	—	6,980	22,452	1,010	—	—
Donnelley Financial Solutions, Inc.(1)	12,671	4,094	5,772	31,687	42,680	2,515	(1,933)	—
Entravision Communications Corp., Class A	12,515	2,840	1,141	6,906	21,120	7,680	(592)	540
Graham Corp.	5,403	4,344	1,559	2,590	10,778	710	(437)	242
InnerWorkings, Inc.(1)	3,048	610	17,622	13,964	—	—	(8,590)	—
OneWater Marine, Inc., Class A(1)	3,378	13,728	927	14,947	31,126	1,070	467	—
Red Robin Gourmet Burgers, Inc.(1)	6,177	14,247	14,615	23,324	29,133	1,515	(7,660)	—
Tecnoglass, Inc.	6,114	4,145	—	7,051	17,310	2,505	—	196
	$90,243	$79,640	$49,156	$129,381	$250,108	22,845	$(20,315)	$4,284

(1) Non-income producing.
(2) Security, or a portion thereof, is on loan.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.